Portfolio of investments—June 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.96%
Consumer discretionary: 5.53%
Automobile components: 1.08%
Aptiv PLC†	1,883,130	$132,610,015
Distributors: 2.39%
LKQ Corp.	7,062,383	293,724,509
Hotels, restaurants & leisure: 1.23%
Wendy’s Co.	3,590,550	60,895,728
Yum China Holdings, Inc.	2,947,950	90,914,778
		151,810,506
Specialty retail: 0.83%
Foot Locker, Inc.	2,228,350	55,530,482
RH†	188,750	46,138,050
		101,668,532
Consumer staples: 7.26%
Beverages: 3.00%
Keurig Dr Pepper, Inc.	11,059,114	369,374,408
Household products: 4.26%
Church & Dwight Co., Inc.	2,241,350	232,383,168
Reynolds Consumer Products, Inc.	10,387,100	290,631,058
		523,014,226
Energy: 5.73%
Energy equipment & services: 1.45%
Baker Hughes Co.	3,708,100	130,413,877
NOV, Inc.	2,529,050	48,077,241
		178,491,118
Oil, gas & consumable fuels: 4.28%
Devon Energy Corp.	2,200,550	104,306,070
EOG Resources, Inc.	1,492,850	187,905,029
Targa Resources Corp.	605,250	77,944,095
Valero Energy Corp.	995,350	156,031,066
		526,186,260
Financials: 19.64%
Banks: 3.01%
Fifth Third Bancorp	6,830,550	249,246,770
Regions Financial Corp.	6,043,950	121,120,758
		370,367,528
Capital markets: 2.36%
Jefferies Financial Group, Inc.	5,825,850	289,894,296
Pershing Square Tontine Holdings Ltd.♦†	7,483,000	7
		289,894,303
See accompanying notes to portfolio of investments
Allspring Special Mid Cap Value Fund | 1

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Financial services: 2.04%
Euronet Worldwide, Inc.♠†	2,419,850	$250,454,475
Insurance: 10.16%
Allstate Corp.	1,981,500	316,366,290
Arch Capital Group Ltd.†	3,954,550	398,974,549
Axis Capital Holdings Ltd.	770,250	54,418,163
Brown & Brown, Inc.	3,209,750	286,983,747
Loews Corp.	2,556,550	191,076,547
		1,247,819,296
Mortgage real estate investment trusts (REITs): 2.07%
Annaly Capital Management, Inc.	13,349,799	254,447,169
Health care: 8.85%
Health care equipment & supplies: 3.40%
Alcon, Inc.	2,149,150	191,446,282
Zimmer Biomet Holdings, Inc.	2,081,550	225,910,621
		417,356,903
Health care providers & services: 3.16%
Humana, Inc.	384,000	143,481,600
Labcorp Holdings, Inc.	1,206,450	245,524,640
		389,006,240
Life sciences tools & services: 2.29%
Charles River Laboratories International, Inc.†	1,034,964	213,802,863
Qiagen NV	1,648,315	67,729,263
		281,532,126
Industrials: 21.74%
Aerospace & defense: 2.71%
L3Harris Technologies, Inc.	1,483,350	333,130,743
Building products: 3.03%
Carlisle Cos., Inc.	919,100	372,428,511
Commercial services & supplies: 2.80%
Republic Services, Inc.	1,766,850	343,369,629
Construction & engineering: 2.39%
API Group Corp.†	3,660,566	137,747,098
MasTec, Inc.†	1,460,500	156,258,895
		294,005,993
Ground transportation: 1.20%
Knight-Swift Transportation Holdings, Inc.	2,959,600	147,743,232
Machinery: 2.17%
Donaldson Co., Inc.	1,109,800	79,417,288
See accompanying notes to portfolio of investments
2 | Allspring Special Mid Cap Value Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Machinery(continued)
Gates Industrial Corp. PLC†	9,545,527	$150,914,782
Toro Co.	391,000	36,562,410
		266,894,480
Professional services: 3.82%
Dun & Bradstreet Holdings, Inc.	13,160,646	121,867,582
Jacobs Solutions, Inc.	2,483,400	346,955,814
		468,823,396
Trading companies & distributors: 3.62%
AerCap Holdings NV	4,774,550	444,988,063
Information technology: 4.46%
IT services: 0.99%
Amdocs Ltd.	1,550,450	122,361,514
Semiconductors & semiconductor equipment: 3.24%
ON Semiconductor Corp.†	1,906,050	130,659,728
Teradyne, Inc.	1,802,600	267,307,554
		397,967,282
Software: 0.23%
Informatica, Inc. Class A†	911,800	28,156,384
Materials: 9.59%
Chemicals: 2.37%
Ashland, Inc.	843,550	79,707,040
Huntsman Corp.	5,534,550	126,021,703
RPM International, Inc.	793,300	85,422,544
		291,151,287
Construction materials: 2.68%
Vulcan Materials Co.	1,326,050	329,762,114
Containers & packaging: 2.92%
AptarGroup, Inc.	726,600	102,312,546
Graphic Packaging Holding Co.	9,773,100	256,152,951
		358,465,497
Metals & mining: 1.62%
Freeport-McMoRan, Inc.	4,082,650	198,416,790
Real estate: 8.92%
Office REITs : 1.73%
Boston Properties, Inc.	3,450,050	212,385,078
Real estate management & development: 3.25%
CBRE Group, Inc. Class A†	4,487,800	399,907,858
Specialized REITs : 3.94%
CubeSmart	3,349,700	151,305,949
See accompanying notes to portfolio of investments
Allspring Special Mid Cap Value Fund | 3

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Specialized REITs (continued)
Gaming & Leisure Properties, Inc.	4,211,250	$190,390,612
Weyerhaeuser Co.	4,994,250	141,786,758
		483,483,319
Utilities: 6.24%
Electric utilities: 4.49%
American Electric Power Co., Inc.	3,250,500	285,198,870
FirstEnergy Corp.	6,953,050	266,093,223
		551,292,093
Water utilities: 1.75%
American Water Works Co., Inc.	1,664,250	214,954,530
Total common stocks (Cost $8,924,578,304)		12,037,445,407

	Expiration date
Rights: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	9-23-2033	2,255,595	0
Total rights (Cost $0)			0
Warrants: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	7-24-2027	769,690	0
Total warrants (Cost $4,560,928)			0

		Yield
Short-term investments: 1.83%
Investment companies: 1.83%
Allspring Government Money Market Fund Select Class♠∞		5.25%	224,663,224	224,663,224
Total short-term investments (Cost $224,663,224)				224,663,224
Total investments in securities (Cost $9,153,802,456)	99.79%			12,262,108,631
Other assets and liabilities, net	0.21			26,164,495
Total net assets	100.00%			$12,288,273,126

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
4 | Allspring Special Mid Cap Value Fund

Portfolio of investments—June 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Euronet Worldwide, Inc.†	$223,073,676	$4,695,448	$(46,211,939)	$(357,992)	$69,255,282	$250,454,475	2,419,850	$0
Short-term investments
Allspring Government Money Market Fund Select Class	502,383,050	1,606,588,454	(1,884,308,280)	0	0	224,663,224	224,663,224	9,695,425
				$(357,992)	$69,255,282	$475,117,699		$9,695,425

†	Non-income-earning security
See accompanying notes to portfolio of investments
Allspring Special Mid Cap Value Fund | 5

Notes to portfolio of investments—June 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$679,813,562	$0	$0	$679,813,562
Consumer staples	892,388,634	0	0	892,388,634
Energy	704,677,378	0	0	704,677,378
Financials	2,412,982,764	7	0	2,412,982,771
Health care	1,087,895,269	0	0	1,087,895,269
Industrials	2,671,384,047	0	0	2,671,384,047
Information technology	548,485,180	0	0	548,485,180
Materials	1,177,795,688	0	0	1,177,795,688
Real estate	1,095,776,255	0	0	1,095,776,255
Utilities	766,246,623	0	0	766,246,623
Rights
Financials	0	0	0	0
Warrants
Financials	0	0	0	0
Short-term investments
Investment companies	224,663,224	0	0	224,663,224
Total assets	$12,262,108,624	$7	$0	$12,262,108,631
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
6 | Allspring Special Mid Cap Value Fund

Notes to portfolio of investments—June 30, 2024 (unaudited)
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Special Mid Cap Value Fund | 7